Prepaid Expenses and Other Assets (Details)			1 Months Ended		12 Months Ended
	Oct. 31, 2023 USD ($)	Mar. 31, 2023 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Prepaid Expenses and Other Assets [Line Items]
Bad debt expense					$ 1,090,759			$ 1,380,331
Settlement receivable					1,151,860
Prepayment for services					3,000,000
Prepayment for joint developing & creating AI content platform					1,800,000
Settlement into promotional service expenses					610,000
Case acceptance fee					3,600,000
Amount claim					$ 1,408,000,000	¥ 10,000,000,000
Expected year					1 year	1 year
Other current assets write-off					$ 22,342		$ 2,201,448
Third Party [Member]
Prepaid Expenses and Other Assets [Line Items]
Maturity term	1 year
Annual interest rate	6.80%
Tackle Finance Limited [Member]
Prepaid Expenses and Other Assets [Line Items]
Maturity term		1 year
Annual interest rate		5.00%
Zhizhen Guorui [Member]
Prepaid Expenses and Other Assets [Line Items]
Percentage of share transfer			11.00%	11.00%
Total consideration (in Yuan Renminbi) | ¥				¥ 5,500,000
Cash equivalent			$ 774,659
Recognized a gain on disposal			$ 44,297
Zhizhen Guorui [Member] | Third Party [Member]
Prepaid Expenses and Other Assets [Line Items]
Lender agreement	$ 774,659
Tackle Finance Limited [Member] | Third Party [Member]
Prepaid Expenses and Other Assets [Line Items]
Lender agreement		$ 3,000,000